Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Aegon Ltd. [member]
Statement [LineItems]
Summary of Long-term Borrowings

	2024	2023

Remaining terms less than 1 year	-	-

Remaining terms 1 - 5 years	-	-

Remaining terms 5 - 10 years	301	287

Remaining terms over 10 years	480	457

On December 31	781	745

Fair value of long-term borrowings	835	847